RELATED PARTY TRANSACTIONS (Detail Textuals)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 09, 2017 USD ($) Owner	Sep. 19, 2017 USD ($) Owner	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Interest expense			$ 14,702	$ 1,679	$ 22,540	$ 3,358	$ 11,558	$ 6,650
William R Kruse | Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Promissory note receivable	$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	2.50%
Number of principle owners | Owner	1
Term of promissory note receivable	90 days
Interest expense			2,708		2,708
Promissory note interest payable					5,000
Kruse Farms, LP | Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Promissory note receivable		$ 350,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Number of principle owners | Owner		1
Term of promissory note receivable		24 months
Interest expense			$ 8,822		9,877
Promissory note interest payable					$ 9,877